Financial instruments by category - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at fair value through profit or loss	¥ 0		¥ 1,291
Financial assets at fair value through other comprehensive income	77,858		92,396
Financial assets, at fair value	77,858		93,687
Financial assets measured at amortized cost	113,052		113,809
Financial assets	190,910		207,496
Liabilities per consolidated statements of financial position
Financial liabilities measured at fair value	0	$ 0	22,044
Financial liabilities measured at amortized cost	1,150,662		1,143,284
Financial liabilities	1,150,662		1,165,328
Warrant [Member]
Liabilities per consolidated statements of financial position
Financial liabilities measured at fair value	0		22,044
Bank borrowings [Member]
Liabilities per consolidated statements of financial position
Financial liabilities measured at amortized cost	573,496		582,724
Trade Payables [Member]
Liabilities per consolidated statements of financial position
Financial liabilities measured at amortized cost	240,447		230,832
Financial liabilities included in other payables and accruals [Member]
Liabilities per consolidated statements of financial position
Financial liabilities measured at amortized cost	336,719		327,138
Lease liabilities [Member]
Liabilities per consolidated statements of financial position
Financial liabilities measured at amortized cost	0		2,590
Trade receivables [member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	18,266		21,714
Cash and cash equivalents [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	77,233		81,154
Financial assets included in other receivables and deposits [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets measured at amortized cost	¥ 17,553		¥ 10,941